Provisions - Expected timing of cash outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Total provision	$ 16,241	$ 15,664
New or increased provisions	1,729
BM-S-8 [Member]
Disclosure of other provisions [line items]
Total provision		1,000
New or increased provisions	1,200
Current portion, contingent consideration	300
2018 - 2022 [member]
Disclosure of other provisions [line items]
Total provision	4,076
2023 - 2027 [Member]
Disclosure of other provisions [line items]
Total provision	2,755
2028 - 2032 [Member]
Disclosure of other provisions [line items]
Total provision	1,011
2033 - 2037 [Member]
Disclosure of other provisions [line items]
Total provision	4,384
Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	4,015
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Total provision	12,451	$ 10,899
New or increased provisions	768
Asset retirement obligations [Member] | 2018 - 2022 [member]
Disclosure of other provisions [line items]
Total provision	993
Asset retirement obligations [Member] | 2023 - 2027 [Member]
Disclosure of other provisions [line items]
Total provision	2,413
Asset retirement obligations [Member] | 2028 - 2032 [Member]
Disclosure of other provisions [line items]
Total provision	986
Asset retirement obligations [Member] | 2033 - 2037 [Member]
Disclosure of other provisions [line items]
Total provision	4,368
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	3,691
Other provisions, including claims and litigations [Member]
Disclosure of other provisions [line items]
Total provision	3,790
Other provisions, including claims and litigations [Member] | 2018 - 2022 [member]
Disclosure of other provisions [line items]
Total provision	3,082
Other provisions, including claims and litigations [Member] | 2023 - 2027 [Member]
Disclosure of other provisions [line items]
Total provision	342
Other provisions, including claims and litigations [Member] | 2028 - 2032 [Member]
Disclosure of other provisions [line items]
Total provision	25
Other provisions, including claims and litigations [Member] | 2033 - 2037 [Member]
Disclosure of other provisions [line items]
Total provision	16
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	$ 324